UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03599

Name of Registrant: The Royce Fund

Address of Registrant: 1414 Avenue of the Americas

New York, NY 10019
Name and address of agent for service:	John E. Denneen, Esquire 1414 Avenue of the Americas New York, NY 10019

Registrant's telephone number, including area code: (212) 486-1445
Date of fiscal year end: December 31
Date of reporting period: January 1, 2007 - December 31, 2007

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2007, originally filed with the Securities and Exchange Commission on March 5, 2008, to amend "Item 1: Reports to Shareholders." The purpose of the amendment is to include required disclosure relating to the approval of the investment advisory agreements of Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund, two series of the Registrant that commenced operations in during the six months ended December 31, 2007. All other responses, certifications and exhibits required by Form N-CSR were previously filed with the Registrant's Form N-CSR on March 5, 2008 and are hereby incorporated by reference.

Item 1: Reports to Shareholders

The Royce Fund
Supplement Dated April 29, 2008
(to the Annual Report to Shareholders dated December 31, 2007)

ROYCE SMID-CAP VALUE FUND - BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

        The Board of Trustees of The Royce Fund (the "Trust"), including a majority of the Trustees who are not parties to the SMid-Cap Value Fund (the "Fund") Investment Advisory Agreement, or interested persons of any such party ("Independent Trustees"), have responsibility under the 1940 Act to approve the Fund's proposed Investment Advisory Agreement for its initial two-year term and its continuation annually thereafter at meetings of the Board called for the purpose of voting on such approvals. The Investment Advisory Agreement for the Fund was discussed at a meeting held on September 17-18, 2007 and was unanimously approved at such meeting for its initial term by the Board of Trustees, including the Independent Trustees.

        In considering whether to approve the Fund's Investment Advisory Agreement, the Board reviewed the materials provided by Royce & Associates, LLC ("Royce"), which included, among other things, fee information for funds with profiles similar to the Fund, prepared by Royce using data provided by Morningstar Associates, LLC ("Morningstar"), information regarding the past performance of funds managed by Royce and a memorandum outlining the legal duties of the Board prepared by counsel to the Independent Trustees. The Board also met with advisory personnel from Royce. The Board considered factors relating to both the selection of the investment adviser and the approval of the advisory fee when reviewing the Investment Advisory Agreement. In particular, the Board considered the following:

         (i) The nature, extent and quality of services to be provided by Royce. The Independent Trustees reviewed the services that Royce would provide to the Fund, including, but not limited to, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Independent Trustees also considered the professional qualifications of Steven G. McBoyle who would serve as co-portfolio manager of the Funds with Charles M. Royce. Additionally, the Independent Trustees considered the services provided by Royce to the other Funds in the Trust.

        The Independent Trustees determined that the services proposed for the Fund by Royce would be similar to those being provided to the other Funds in the Trust. They also took into consideration the favorable history, reputation and background of Mr. Royce, who will serve as a co-portfolio manager for the Fund, as well as the background of Mr. McBoyle who would be co-portfolio manager with Mr. Royce, finding that these would likely have an impact on the success of the Fund. Lastly, the Independent Trustees noted Royce's ability to attract quality and experienced personnel. The Independent Trustees concluded that the proposed services of Royce to the Fund compared favorably to services provided by Royce for other Funds in the Trust and other Royce client accounts in both nature and quality. The Independent Trustees concluded that the scope of services to be provided by Royce would be sufficient for the Fund.

         (ii) Investment performance of the Fund and Royce: Because the Fund was just being formed, the Independent Trustees could not consider the investment performance of the Fund. They did review Royce's performance for other Funds in the Trust. In particular, the Independent Trustees noted that Royce managed a number of Funds that invested in small-cap and micro-cap issuers, many of which were outperforming their respective benchmark indices and their competitors. It was noted that many of these Funds also invested a portion of their portfolios in securities of companies that were now considered mid-cap companies. The Independent Trustees recognized that past performance is not an indicator of future performance, but found that Royce had the necessary expertise to manage the Fund. They determined that Royce would be an appropriate investment adviser for the Fund.

        (iii) Cost of the services to be provided and profits to be realized by Royce from its relationship with the Fund: The Independent Trustees considered the anticipated cost of the services to be provided by Royce to the Fund. Under its proposed Investment Advisory Agreement, the Fund would pay Royce 1.00% per annum of the first $2 billion of the Fund's average net assets, .95% per annum of the next $2 billion of the Fund's average net assets, .90% per annum of the next $2 billion of the Fund's average net assets and .85% per annum of the Fund's average net assets in excess of $6 billion. It was further noted that Royce had agreed to cap the expenses of the Fund at 1.49% of its average net assets for the first three years of operation.

        In reviewing the proposed investment advisory fee for the Fund, the Independent Trustees considered the advisory fees of other mid-cap funds, as provided by Morningstar. It was noted that although the proposed investment advisory fee for the Fund was higher than the median of comparable funds tracked by Morningstar, it was well within the range of fees charged by other advisors for similar funds. They could not consider the profitability of the Fund to Royce since the Fund was recently formed and had no operating history.

        (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of sale: The Independent Trustees noted that Royce did not currently expect the Fund to grow to a size that would allow the Fund to experience significant economies of scale. However, it was noted that breakpoints would be in place to capture economies of scale as its assets grew. Also, as stated above, the Independent Trustees noted that Royce had agreed to cap expenses of the Fund for the first three years of operation which would have the result of effectively lowering fee rates if expenses are being reimbursed.

        (v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the Independent Trustees compared both the services to be rendered and the fees to be paid under the Investment Advisory Agreement to other client accounts of Royce and to other investment advisers by registered investment companies investing in securities of mid-cap companies. The Independent Trustees concluded that the investment advisory fee rate for the Fund was reasonable in relation to the services provided and the investment advisory agreement was in the best interest of shareholders.

        No single factor was determinative to the decision of the Board. Rather, after weighing all of the facts discussed above, the Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement.

The Royce Fund
Supplement Dated April 29, 2008
(to the Annual Report to Shareholders dated December 31, 2007)

ROYCE SMID-CAP SELECT FUND - BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

        The Board of Trustees of The Royce Fund (the "Trust"), including a majority of the Trustees who are not parties to the SMid-Cap Select Fund (the "Fund") Investment Advisory Agreement, or interested persons of any such party ("Independent Trustees"), have responsibility under the 1940 Act to approve the Fund's proposed Investment Advisory Agreement for its initial two-year term and its continuation annually thereafter at meetings of the Board called for the purpose of voting on such approvals. The Investment Advisory Agreement for the Fund was discussed at a meeting held on September 17-18, 2007 and was unanimously approved at such meeting for its initial term by the Board of Trustees, including the Independent Trustees.

        In considering whether to approve the Fund's Investment Advisory Agreement, the Board reviewed the materials provided by Royce & Associates, LLC ("Royce"), which included, among other things, fee information for funds with profiles similar to the Fund, prepared by Royce using data provided by Morningstar Associates, LLC ("Morningstar"), information regarding the past performance of funds managed by Royce and a memorandum outlining the legal duties of the Board prepared by counsel to the Independent Trustees. The Board also met with advisory personnel from Royce. The Board considered factors relating to both the selection of the investment adviser and the approval of the advisory fee when reviewing the Investment Advisory Agreement. In particular, the Board considered the following:

         (i) The nature, extent and quality of services to be provided by Royce. The Independent Trustees reviewed the services that Royce would provide to the Fund, including, but not limited to, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Independent Trustees also considered the professional qualifications of Steven G. McBoyle who would serve as co-portfolio manager of the Funds with Charles M. Royce. Additionally, the Independent Trustees considered the services provided by Royce to the other Funds in the Trust.

        The Independent Trustees determined that the services proposed for the Fund by Royce would be similar to those being provided to the other Funds in the Trust. They also took into consideration the favorable history, reputation and background of Mr. Royce, who will serve as a co-portfolio manager for the Fund, as well as the background of Mr. McBoyle who would be co-portfolio manager with Mr. Royce, finding that these would likely have an impact on the success of the Fund. Lastly, the Independent Trustees noted Royce's ability to attract quality and experienced personnel. The Independent Trustees concluded that the proposed services of Royce to the Fund compared favorably to services provided by Royce for other Funds in the Trust and other Royce client accounts in both nature and quality. The Independent Trustees concluded that the scope of services to be provided by Royce would be sufficient for the Fund.

         (ii)  Investment performance of the Fund and Royce: Because the Fund was just being formed, the Independent Trustees could not consider the investment performance of the Fund. They did review Royce's performance for other Funds in the Trust. In particular, the Independent Trustees noted that Royce managed a number of Funds that invested in small-cap and micro-cap issuers, many of which were outperforming their respective benchmark indices and their competitors. It was noted that many of these Funds also invested a portion of their portfolios in securities of companies that were now considered mid-cap companies. The Independent Trustees recognized that past performance is not an indicator of future performance, but found that Royce had the necessary expertise to manage the Fund. They determined that Royce would be an appropriate investment adviser for the Fund.

        (iii) Cost of the services to be provided and profits to be realized by Royce from its relationship with the Fund: The Independent Trustees considered the anticipated cost of the services to be provided by Royce to the Fund. Under its proposed Investment Advisory Agreement, the Fund would pay R&A a performance-based fee of 12.5% of its pre-fee total return. The fee would be payable monthly and accrued daily based on the value of the Fund's then current net assets. The fee would be subject to a high watermark test. The Independent Trustees considered the fact that Royce would be responsible for paying all of the Fund's other operating expenses, except for brokerage commissions, taxes, interest, litigation expenses and other expenses not incurred in the ordinary course of the Fund's business. It was noted that this arrangement puts Royce at risk to the extent ordinary operating expenses are not covered by performance fees.

        In reviewing the proposed investment advisory fee for the Fund, the Independent Trustees considered the advisory fees of other mid-cap funds, as provided by Morningstar. However, since these funds do not charge such a performance-based fee, direct comparisons were not helpful. The Independent Trustees considered the fact that the proposed fee structure was the same as the fee structure for Royce Select Fund I and II and Royce Global Select Fund, other funds in the Trust. They also noted that since the advisory fee is performance-based, accrued daily and subject to a high watermark test, Fund shares would not bear a fee for any day on which the Fund's pre-fee cumulative total return did not exceed its pre-fee cumulative total return for the day on which a fee was last accrued. The Independent Trustees noted that the performance fee proposed for the Fund aligns the interest of Royce directly with those of investors. They could not consider the profitability of the Fund since it was recently formed and had no operating history.

         (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of sale: The Independent Trustees noted that Royce did not currently expect the Fund to grow to a size that would allow the Fund to experience significant economies of scale. However, it was noted by the Independent Trustees that the Fund charges an all-inclusive performance fee.

         (v)  Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the Independent Trustees compared both the services to be rendered and the fees to be paid under the Investment Advisory Agreement to other client accounts of Royce and to other investment advisers by registered investment companies investing in securities of mid-cap companies. The Independent Trustees concluded that the investment advisory fee rate for the Fund was reasonable in relation to the services provided and the investment advisory agreement was in the best interest of shareholders.

        No single factor was determinative to the decision of the Board. Rather, after weighing all of the facts discussed above, the Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this amended report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ROYCE FUND

BY:	/s/Charles M. Royce Charles M. Royce President

Date: April 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this amended report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE ROYCE FUND	THE ROYCE FUND
BY: /s/Charles M. Royce Charles M. Royce President	BY: /s/John D. Diederich John D. Diederich Chief Financial Officer
Date: April 30, 2008	Date: April 30, 2008